Not FDIC Insured May Lose Value No Bank Guarantee
325-Q1PH
See Notes to Consolidated Statement of Investments.

Statement of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Financial Statements 17

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited), March 31, 2021
Templeton Global Balanced Fund
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

.
a a Industry Shares a Value
a
Common Stocks 61.9%
Belgium 0.1%
a
Galapagos NV .................. Biotechnology 13,879 $ 1,070,875
a
China 3.3%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 347,400 9,870,610
a,b
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 62,000 2,153,318
Tencent Holdings Ltd. ............. Interactive Media & Services 57,400 4,580,983
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 3,194,500 6,490,470
23,095,381
Denmark 0.5%
AP Moller - Maersk A/S, B .......... Marine 1,643 3,814,135
France 0.6%
Dassault Aviation SA .............. Aerospace & Defense 3,726 4,143,161
Germany 5.0%
Continental AG .................. Auto Components 34,771 4,602,402
Deutsche Boerse AG .............. Capital Markets 28,280 4,698,856
E.ON SE ....................... Multi-Utilities 381,804 4,449,154
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 153,865 14,156,813
Siemens AG .................... Industrial Conglomerates 44,970 7,388,462
35,295,687
Hong Kong 1.7%
AIA Group Ltd. .................. Insurance 939,200 11,492,849
Value Partners Group Ltd. .......... Capital Markets 1,091,000 745,254
12,238,103
India 1.3%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 262,257 9,006,701
Ireland 1.0%
a
Ryanair Holdings plc, ADR ......... Airlines 63,900 7,348,500
a
Japan 5.4%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 220,100 9,976,777
Komatsu Ltd. ................... Machinery 87,200 2,702,268
Nippon Television Holdings, Inc. ..... Media 176,800 2,323,573
Seria Co. Ltd. ................... Multiline Retail 217,800 7,616,698
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 124,900 4,552,876
TBS Holdings, Inc. ............... Media 261,600 5,145,393
Toyota Industries Corp. ............ Auto Components 69,300 6,192,609
38,510,194
Luxembourg 1.1%
ArcelorMittal SA ................. Metals & Mining 276,000 7,942,998
Netherlands 2.2%
NN Group NV ................... Insurance 115,313 5,624,654
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 48,290 9,722,709
15,347,363
Singapore 0.6%
a,c,d,e
Aspirational Consumer Lifestyle Corp. . Capital Markets 439,500 4,395,000
a

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Africa 0.0%
a,c,d
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 $ —
a,c,d
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.7%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 167,820 12,183,127
Spain 0.7%
a
Amadeus IT Group SA ............ IT Services 66,300 4,722,019
a
Taiwan 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 631,300 13,328,781
United Kingdom 6.0%
a
Compass Group plc .............. Hotels, Restaurants & Leisure 262,704 5,306,844
Diageo plc ..................... Beverages 99,131 4,071,861
Imperial Brands plc ............... Tobacco 380,649 7,802,524
a
Informa plc ..................... Media 696,615 5,377,902
Persimmon plc .................. Household Durables 114,629 4,642,449
Prudential plc ................... Insurance 354,588 7,552,532
a
Travis Perkins plc ................ Trading Companies & Distributors 383,857 8,160,352
42,914,464
United States 28.8%
American Express Co. ............ Consumer Finance 44,900 6,350,656
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 54,200 13,846,474
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 3,650 8,503,916
Comcast Corp., A ................ Media 216,024 11,689,059
a
Dollar Tree, Inc. ................. Multiline Retail 106,000 12,132,760
a
EPAM Systems, Inc. .............. IT Services 25,754 10,216,354
a
F5 Networks, Inc. ................ Communications Equipment 56,700 11,828,754
a
Facebook, Inc., A ................ Interactive Media & Services 53,500 15,757,355
a
Freeport-McMoRan, Inc. ........... Metals & Mining 190,600 6,276,458
General Dynamics Corp. ........... Aerospace & Defense 30,000 5,446,800
H&R Block, Inc. .................. Diversified Consumer Services 110,700 2,413,260
HCA Healthcare, Inc. .............. Health Care Providers & Services 34,700 6,535,398
Kroger Co. (The) ................. Food & Staples Retailing 32,100 1,155,279
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 10,300 2,626,809
a
LivaNova plc .................... Health Care Equipment & Supplies 97,500 7,188,675
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 115,100 6,156,699
Medtronic plc ................... Health Care Equipment & Supplies 50,800 6,001,004
a
Sabre Corp. .................... IT Services 319,300 4,728,833
a
Southwest Airlines Co. ............ Airlines 117,600 7,180,656
United Parcel Service, Inc., B ....... Air Freight & Logistics 44,200 7,513,558
UnitedHealth Group, Inc. ........... Health Care Providers & Services 41,510 15,444,626
Visa, Inc., A ..................... IT Services 39,100 8,278,643
a
Walt Disney Co. (The) ............. Entertainment 59,300 10,942,036
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 68,600 5,430,376
a
Zendesk, Inc. ................... Software 78,718 10,439,581
204,084,019
Total Common Stocks (Cost $317,501,440) .....................................
439,440,508

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
†
South Africa 0.0%
†
b,c,f
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,726,666 $ —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,604,160 EUR 3,817
b,c,f
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 1,251,883 6,260
10,077
Total Corporate Bonds (Cost $4,285,283) .......................................
10,077
Foreign Government and Agency Securities 22.1%
Argentina 1.8%
g,h
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 96,032,549 ARS 659,725
Index Linked, 1%, 8/05/21 ........ 54,099,916 ARS 374,068
Index Linked, 1.664%, 3/18/22 ..... 624,791,608 ARS 4,305,477
Index Linked, 1.3%, 9/20/22 ....... 4,547,595 ARS 31,342
Index Linked, 1.937%, 3/25/23 ..... 332,221,097 ARS 2,203,718
Index Linked, 2.075%, 3/25/24 ..... 332,221,109 ARS 2,029,713
h,i
Argentina Bonos del Tesoro Nacional en
Pesos Badlar, FRN, 36.119%, (ARS
BADLAR + 2%), 4/03/22 ......... 37,519,000 ARS 247,227
h
Argentina Government Bond ,
18.2%, 10/03/21 ................ 193,279,000 ARS 1,221,165
16%, 10/17/23 ................. 298,989,000 ARS 1,186,199
15.5%, 10/17/26 ................ 243,952,000 ARS 677,595
12,936,229
Colombia 1.0%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 689,000,000 COP 188,976
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 14,547
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 28,121
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 1,382,200,000 COP 395,797
B, 10%, 7/24/24 ................ 1,738,000,000 COP 555,247
B, 7.5%, 8/26/26 ............... 19,829,000,000 COP 5,856,961
7,039,649
Ecuador 0.6%
b
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 2,231,000 1,310,735
Senior Bond, 144A, 0.5%, 7/31/35 .. 5,681,000 2,584,912
Senior Bond, 144A, 0.5%, 7/31/40 .. 420,000 181,654
4,077,301
El Salvador 0.0%
†
b
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 98,750
Ghana 1.7%
Ghana Government Bond ,
24.5%, 6/21/21 ................ 600,000 GHS 105,639

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
24.75%, 7/19/21 ................ 6,550,000 GHS $ 1,160,939
18.75%, 1/24/22 ................ 4,265,000 GHS 754,918
18.25%, 7/25/22 ................ 7,580,000 GHS 1,344,638
Senior Note, 17.6%, 2/20/23 ...... 50,000 GHS 8,792
19.75%, 3/25/24 ................ 6,470,000 GHS 1,177,776
Senior Note, 18.3%, 3/02/26 ...... 105,000 GHS 18,068
19%, 11/02/26 ................. 25,220,000 GHS 4,407,955
19.75%, 3/15/32 ................ 18,450,000 GHS 3,220,488
12,199,213
India 2.0%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,193,965
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,256,529
7.59%, 1/11/26 ................. 509,200,000 INR 7,455,486
7.27%, 4/08/26 ................ 280,500,000 INR 4,055,158
13,961,138
Indonesia 2.7%
Indonesia Government Bond ,
FR35, Senior Bond, 12.9%, 6/15/22 . 10,168,000,000 IDR 776,028
FR43, 10.25%, 7/15/22 .......... 154,000,000 IDR 11,411
FR63, 5.625%, 5/15/23 .......... 2,150,000,000 IDR 150,293
FR46, 9.5%, 7/15/23 ............ 73,000,000,000 IDR 5,507,553
FR39, 11.75%, 8/15/23 .......... 1,616,000,000 IDR 127,380
FR70, 8.375%, 3/15/24 .......... 84,648,000,000 IDR 6,282,834
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,580,106
FR86, 5.5%, 4/15/26 ............ 43,720,000,000 IDR 2,958,813
19,394,418
Mexico 3.3%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 86,960,000 MXN 4,267,938
M, Senior Note, 7.25%, 12/09/21 ... 137,070,000 MXN 6,825,643
M, 6.5%, 6/09/22 ............... 196,230,000 MXN 9,792,356
M, Senior Bond, 8%, 12/07/23 ..... 32,730,000 MXN 1,708,387
M 20, 10%, 12/05/24 ............ 8,530,000 MXN 477,172
23,071,496
South Korea 7.8%
Korea Monetary Stabilization Bond,
1.18%, 8/02/21 ................ 208,000,000 KRW 184,814
Korea Treasury Bond ,
4.25%, 6/10/21 ................ 3,380,800,000 KRW 3,019,268
1.375%, 9/10/21 ................ 8,462,200,000 KRW 7,530,349
2%, 12/10/21 .................. 380,000,000 KRW 340,228
2.25%, 9/10/23 ................ 876,000,000 KRW 798,360
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,993,289
1.375%, 9/10/24 ................ 4,655,400,000 KRW 4,133,623
3%, 9/10/24 ................... 745,000,000 KRW 697,572
1.875%, 6/10/29 ................ 13,100,000,000 KRW 11,593,587
1.375%, 12/10/29 ............... 29,872,200,000 KRW 25,281,302
55,572,392

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka 0.2%
b
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 $ 137,530
Senior Note, 144A, 6.35%, 6/28/24 .. 200,000 129,382
Senior Bond, 144A, 6.85%, 11/03/25 400,000 253,304
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 987,344
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 123,388
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 123,614
1,754,562
Supranational 0.4%
j
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 60,000,000 MXN 3,088,369
Turkey 0.6%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 17,350,000 TRY 1,979,207
12.2%, 1/18/23 ................ 1,170,000 TRY 129,218
7.1%, 3/08/23 ................. 4,980,000 TRY 496,329
16.2%, 6/14/23 ................ 6,170,000 TRY 718,789
8.8%, 9/27/23 ................. 3,200,000 TRY 315,439
10.4%, 3/20/24 ................ 270,000 TRY 26,877
12.6%, 10/01/25 ................ 2,990,000 TRY 299,083
3,964,942
Total Foreign Government and Agency Securities (Cost $202,412,263) ............
157,158,459
U.S. Government and Agency Securities 3.4%
United States 3.4%
U.S. Treasury Notes ,
1.375%, 1/31/25 ................ 11,380,000 11,711,398
2.625%, 12/31/25 ............... 4,900,000 5,303,389
1.625%, 2/15/26 ................ 2,650,000 2,741,301
2.125%, 5/31/26 ................ 1,210,000 1,280,449
1.625%, 10/31/26 ............... 2,650,000 2,727,481
23,764,018
Total U.S. Government and Agency Securities (Cost $23,399,476) .................
23,764,018
Total Long Term Investments (Cost $547,598,462) ...............................
620,373,062
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 2,458,000 AUD 72,796
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 3,782,000 AUD 127,865
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 3,910,000 AUD 53,990

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.75 JPY, Expires 6/24/21 ....... 1 3,647,000 AUD $ 42,281
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 2,932,000 AUD 46,471
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 1,513,000 AUD 14,969
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 21.57 MXN, Expires
9/15/21 ...................... 1 1,106,000 30,590
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 4,883,000 111,568
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 1,781,000 40,693
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 22.06 MXN, Expires
9/27/21 ...................... 1 5,970,000 139,013
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 2,803,000 40,190
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 4,010,000 122,836
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 844,000 3,830
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 4,142,000 8,892
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 3,007,000 108,765
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 3,007,000 108,765
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,135,000 61,212
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,135,000 61,212
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,121,000 114,388
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 2,531,000 141,645

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 2,533,000 $ 130,318
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 3,963,000 11,697
1,593,986
Puts - Exchange-Traded
Equity Options
iShares MSCI EAFE ETF, May Strike
Price $68.00, Expires 5/21/21 ...... 6,377 48,382,299 172,179
SPDR S&P 500 ETF Trust, May Strike
Price $350.00, Expires 5/21/21 ..... 699 27,703,467 121,626
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 5,042,000 AUD 200
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 2,017,000 AUD 705
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 4,034,000 AUD 1,410
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 6,553,000 AUD 135
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 815,000 AUD 808
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 5,042,000 AUD 2,668
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 5,865,000 AUD 43,298
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 7,819,000 AUD 12,257
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.40 JPY, Expires 6/24/21 ....... 1 9,117,000 AUD 28,359
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 3,260,000 AUD 14,681
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 2,944,000 AUD 27
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 4,052,000 10,404

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 1,336,000 $ 11,376
Foreign Exchange USD/MXN,
Counterparty MSCO, July Strike Price
19.30 MXN, Expires 7/13/21 ....... 1 3,360,000 24,029
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 981,000 8,608
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 1,898,000 21,458
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 568,000 15,538
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,060,000 28,998
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 568,000 15,538
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 1,899,000 31,991
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.38 MXN, Expires 5/20/21 ....... 1 6,510,000 119,113
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 1,712,000 83,668
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 844,000 95,897
864,971
Total Options Purchased (Cost $4,374,332) .....................................
2,458,957
Short Term Investments 10.8%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.3%
Argentina 0.1%
g,h,k
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 5/21/21 ............ 57,863,184 ARS 397,722
Index Linked, 9/13/21 ............ 31,928,015 ARS 221,273
Index Linked, 2/28/22 ............ 14,758,577 ARS 101,874
720,869
Egypt 0.6%
k
Egypt Treasury Bills ,
6/22/21 ...................... 20,000,000 EGP 1,240,919

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
k
Egypt Treasury Bills, (continued)
7/13/21 ...................... 8,000,000 EGP $ 492,658
8/10/21 ...................... 3,300,000 EGP 201,190
8/31/21 ...................... 6,000,000 EGP 363,044
9/07/21 ...................... 5,900,000 EGP 356,093
9/28/21 ...................... 3,300,000 EGP 197,735
12/07/21 ..................... 1,600,000 EGP 93,626
12/21/21 ..................... 20,000,000 EGP 1,164,870
2/15/22 ...................... 5,200,000 EGP 297,486
3/01/22 ...................... 2,400,000 EGP 136,600
4,544,221
Japan 3.5%
k
Japan Treasury Bills ,
4/12/21 ...................... 1,031,800,000 JPY 9,318,869
6/16/21 ...................... 99,300,000 JPY 897,013
8/10/21 ...................... 284,000,000 JPY 2,565,917
8/25/21 ...................... 54,000,000 JPY 487,911
9/27/21 ...................... 174,000,000 JPY 1,572,348
11/22/21 ..................... 499,550,000 JPY 4,515,116
12/20/21 ..................... 571,200,000 JPY 5,163,265
24,520,439
Mexico 0.1%
k
Mexico Cetes , BI , 1/13/22 ..........
16,004,500 MXN 754,835
Total Foreign Government and Agency Securities (Cost $31,897,512) ..............
30,540,364
Industry Shares
Money Market Funds 6.5%
United States 6.5%
l,m
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 45,789,865 45,789,865
Total Money Market Funds (Cost $45,789,865) ..................................
45,789,865
a a a a a
Total Short Term Investments (Cost $77,687,377 ) ................................
76,330,229
a a a
a
Total Investments (Cost $629,660,171) 98.5% ...................................
$699,162,248
Options Written (0.4)% .......................................................
(2,411,884)
Other Assets, less Liabilities 1.9% .............................................
12,872,897
Net Assets 100.0% ...........................................................
$709,623,261
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 4,915,000 AUD (324,998)

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 3,782,000 AUD $ (217,553)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 3,910,000 AUD (145,955)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 2,932,000 AUD (124,712)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
82.45 JPY, Expires 6/24/21 ....... 1 7,293,000 AUD (175,357)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 1,008,500 AUD (36,771)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 2,518,000 AUD (8,409)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 1,712,000 (51,472)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
21.90 MXN, Expires 4/30/21 ....... 1 1,121,000 (3,148)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.48 MXN, Expires 5/20/21 ....... 1 3,255,000 (11,292)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.53 MXN, Expires 6/30/21 ....... 1 1,380,000 (11,624)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 902,000 (59,853)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 902,000 (59,853)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 1,781,000 (16,396)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 23.60 MXN, Expires
9/27/21 ...................... 1 4,040,000 (47,119)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 24.20 MXN, Expires
9/15/21 ...................... 1 668,000 (5,450)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 701,000 (3,061)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
25.22 MXN, Expires 8/20/21 ....... 1 1,628,000 (6,792)

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 2,570,000 $ (28,505)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 1,898,000 (5,174)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 1,899,000 (3,130)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,321,000 (6,097)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 844,000 (63)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 568,000 (10,300)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 568,000 (10,300)
(1,373,384)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 7,563,000 AUD (967)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 3,277,000 AUD (12)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 2,932,000 AUD (9,032)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 7,819,000 AUD (3,981)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
75.60 JPY, Expires 6/24/21 ....... 1 4,558,000 AUD (6,949)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 3,260,000 AUD (8,365)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 844,000 (6,353)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 4,052,000 (46,503)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 2,671,000 (45,326)

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 19.92 MXN, Expires 12/28/21 . 1 2,250,000 $ (52,737)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 902,000 (25,336)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 902,000 (25,336)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.01 MXN, Expires
9/27/21 ...................... 1 5,600,000 (123,166)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.21 MXN, Expires
9/15/21 ...................... 1 334,000 (8,407)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
20.36 MXN, Expires 8/20/21 ....... 1 6,510,000 (175,994)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 1,898,000 (81,545)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 1,899,000 (110,208)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,135,000 (79,686)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,135,000 (79,686)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,121,000 (148,911)
(1,038,500)
Total Options Written (Premiums received $1,994,665) ...........................
$ (2,411,884)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $28,741,291, representing 4.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Income may be received in additional securities and/or cash.
g
Redemption price at maturity is adjusted for inflation.
h
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 9 regarding fair value measurements.
i
The coupon rate shown represents the rate at period end.

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
The security was issued on a discount basis with no stated coupon rate.
l
See Note 7 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... CITI Buy 76,440,300 720,611 4/01/21 $ — $ (30,249)
Japanese Yen ...... CITI Sell 76,440,300 720,062 4/01/21 29,700 —
Brazilian Real ...... CITI Buy 3,257,136 583,570 4/05/21 — (4,935)
Brazilian Real ...... CITI Sell 3,257,136 588,674 4/05/21 10,040 —
Mexican Peso ...... GSCO Buy 52,403,000 2,541,939 4/05/21 21,746 —
Mexican Peso ...... GSCO Sell 52,403,000 2,323,034 4/05/21 — (240,651)
Mexican Peso ...... JPHQ Buy 7,255,000 348,204 4/05/21 6,729 —
Mexican Peso ...... JPHQ Sell 7,255,000 364,545 4/05/21 9,613 —
Euro ............. GSCO Sell 830,477 893,165 CHF 4/13/21 — (28,674)
Euro ............. JPHQ Sell 2,022,607 21,150,000 SEK 4/13/21 49,624 —
Euro ............. UBSW Sell 528,210 568,795 CHF 4/13/21 — (17,483)
Mexican Peso ...... CITI Buy 53,441,500 2,585,714 4/13/21 26,513 —
Mexican Peso ...... CITI Sell 53,441,500 2,533,721 4/13/21 — (78,506)
South Korean Won .. DBAB Buy 33,248,000,000 30,736,803 4/13/21 — (1,256,201)
South Korean Won .. DBAB Sell 33,248,000,000 28,625,054 4/13/21 — (855,549)
Swiss Franc ....... GSCO Sell 893,165 824,193 EUR 4/13/21 21,304 —
Swiss Franc ....... UBSW Sell 568,795 526,019 EUR 4/13/21 14,913 —
Chinese Yuan ...... HSBK Buy 21,550,930 3,316,854 4/14/21 — (36,673)
Euro ............. DBAB Sell 1,606,255 16,628,116 SEK 4/15/21 20,111 —
Euro ............. DBAB Sell 1,201,987 12,471,100 SEK 4/16/21 18,240 —
Euro ............. DBAB Sell 974,550 10,071,000 NOK 4/19/21 34,297 —
Euro ............. DBAB Sell 1,232,213 12,471,100 SEK 4/19/21 — (17,259)
Euro ............. JPHQ Sell 1,308,740 13,536,100 NOK 4/19/21 47,412 —
Australian Dollar .... MSCO Buy 267,000 200,432 4/21/21 2,379 —
Australian Dollar .... MSCO Sell 267,000 189,770 4/21/21 — (13,040)
Euro ............. UBSW Sell 392,930 467,707 4/23/21 6,786 —
Australian Dollar .... HSBK Buy 2,004,000 1,493,255 4/27/21 28,994 —
Australian Dollar .... HSBK Sell 2,004,000 1,425,950 4/27/21 — (96,298)
Mexican Peso ...... CITI Buy 17,360,413 840,514 4/30/21 6,502 —
Mexican Peso ...... CITI Sell 76,540,900 3,419,294 4/30/21 — (315,143)
Euro ............. HSBK Sell 5,636,181 8,743,745 CAD 5/03/21 344,789 —
Indian Rupee ...... JPHQ Buy 113,619,700 1,537,167 5/04/21 7,708 —
Australian Dollar .... CITI Sell 305,000 22,772,825 JPY 5/06/21 — (25,957)
Japanese Yen ...... CITI Sell 24,299,889 305,000 AUD 5/06/21 12,162 —
Mexican Peso ...... GSCO Sell 4,378,670 213,594 5/06/21 99 —
Indian Rupee ...... CITI Buy 82,812,900 1,118,413 5/10/21 6,473 —
Indian Rupee ...... HSBK Buy 133,568,000 1,807,049 5/10/21 7,267 —
Mexican Peso ...... CITI Buy 40,581,000 1,962,445 5/13/21 14,577 —
Mexican Peso ...... CITI Sell 40,581,000 2,032,414 5/13/21 55,392 —
Australian Dollar .... MSCO Sell 3,166,000 2,458,842 5/14/21 53,794 —
Euro ............. DBAB Sell 1,353,628 13,656,214 SEK 5/17/21 — (24,510)
Euro ............. DBAB Sell 2,684,070 27,581,500 NOK 5/19/21 74,185 —
Chinese Yuan ...... JPHQ Buy 14,973,410 2,315,769 5/20/21 — (42,979)
Mexican Peso ...... CITI Sell 24,486,500 1,192,538 5/20/21 586 —
Euro ............. DBAB Sell 1,877,412 2,238,401 5/27/21 34,499 —
Mexican Peso ...... CITI Sell 42,325,000 2,005,591 6/02/21 — (51,560)
Mexican Peso ...... MSCO Buy 45,782,000 2,169,557 6/02/21 55,617 —
Mexican Peso ...... MSCO Sell 45,782,000 2,286,470 6/02/21 61,295 —
Euro ............. JPHQ Sell 6,405,813 7,719,077 6/04/21 197,917 —

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Russian Ruble ..... JPHQ Buy 14,536,100 193,094 6/07/21 $ — $ (2,221)
Russian Ruble ..... MSCO Buy 200,145,100 2,650,156 6/07/21 — (22,059)
Euro ............. UBSW Sell 943,744 1,138,267 6/08/21 30,106 —
Indian Rupee ...... CITI Buy 83,985,600 1,116,904 6/08/21 18,729 —
Euro ............. UBSW Sell 844,587 910,085 CHF 6/09/21 — (27,006)
Indian Rupee ...... CITI Buy 49,456,700 657,319 6/09/21 11,332 —
Russian Ruble ..... JPHQ Buy 26,883,800 360,565 6/09/21 — (7,650)
Swiss Franc ....... UBSW Sell 910,085 841,214 EUR 6/09/21 23,046 —
Chinese Yuan ...... BOFA Buy 19,668,730 2,992,742 6/11/21 — (12,278)
Chinese Yuan ...... CITI Buy 11,788,950 1,795,645 6/11/21 — (9,229)
Chinese Yuan ...... JPHQ Buy 11,668,020 1,777,689 6/11/21 — (9,598)
Euro ............. DBAB Sell 3,232,593 33,256,202 SEK 6/11/21 14,004 —
Indian Rupee ...... HSBK Buy 133,941,730 1,808,508 6/11/21 1,888 —
Chinese Yuan ...... BOFA Buy 23,581,730 3,591,290 6/15/21 — (18,966)
Chinese Yuan ...... CITI Buy 18,614,860 2,835,772 6/15/21 — (15,864)
Chinese Yuan ...... JPHQ Buy 29,990,050 4,571,940 6/15/21 — (28,838)
Euro ............. DBAB Sell 638,369 6,561,800 SEK 6/15/21 2,088 —
Euro ............. DBAB Sell 656,774 7,055,400 NOK 6/15/21 53,481 —
Japanese Yen ...... CITI Buy 307,199,313 2,962,099 6/15/21 — (185,912)
Japanese Yen ...... CITI Sell 77,000,000 722,459 6/15/21 26,604 —
Japanese Yen ...... JPHQ Buy 1,531,174,755 14,757,600 6/15/21 — (920,240)
Japanese Yen ...... JPHQ Sell 1,531,174,755 14,394,180 6/15/21 556,820 —
Russian Ruble ..... DBAB Buy 121,099,600 1,624,473 6/15/21 — (36,039)
Chinese Yuan ...... HSBK Buy 21,692,020 3,306,544 6/16/21 — (20,736)
Euro ............. DBAB Sell 1,014,026 10,786,400 NOK 6/16/21 70,063 —
Euro ............. DBAB Sell 3,683,359 37,500,330 SEK 6/16/21 — (29,351)
Mexican Peso ...... MSCO Buy 76,000,000 3,603,632 6/16/21 84,687 —
Mexican Peso ...... MSCO Sell 86,211,400 3,980,354 6/16/21 — (203,530)
Euro ............. DBAB Sell 820,743 8,716,000 NOK 6/18/21 54,982 —
Japanese Yen ...... BNDP Buy 317,077,140 3,077,298 6/22/21 — (211,633)
Mexican Peso ...... CITI Sell 73,484,000 3,422,914 7/08/21 — (134,813)
Chinese Yuan ...... CITI Buy 19,903,590 3,049,985 7/14/21 — (41,533)
Euro ............. HSBK Sell 8,418,017 13,093,945 CAD 8/03/21 522,927 —
Euro ............. JPHQ Sell 5,340,000 8,315,635 CAD 8/03/21 339,235 —
Mexican Peso ...... CITI Sell 46,247,000 2,148,045 8/23/21 — (78,827)
Japanese Yen ...... CITI Buy 70,330,000 667,550 8/24/21 — (31,483)
Indian Rupee ...... JPHQ Buy 113,941,400 1,514,795 9/07/21 7,499 —
Indian Rupee ...... CITI Buy 110,703,100 1,472,214 9/08/21 6,622 —
Indian Rupee ...... JPHQ Buy 147,383,500 1,972,161 9/08/21 — (3,327)
Russian Ruble ..... JPHQ Buy 19,160,000 252,132 9/08/21 — (3,730)
Russian Ruble ..... MSCO Buy 123,931,100 1,630,865 9/08/21 — (24,146)
Russian Ruble ..... JPHQ Buy 26,883,900 357,222 9/09/21 — (8,731)
Russian Ruble ..... DBAB Buy 190,779,900 2,532,306 9/13/21 — (60,629)
Russian Ruble ..... DBAB Buy 122,261,200 1,624,474 9/14/21 — (40,721)
Euro ............. DBAB Sell 638,364 6,569,400 SEK 9/15/21 2,075 —
Euro ............. DBAB Sell 656,768 7,070,900 NOK 9/15/21 53,645 —
Euro ............. DBAB Sell 2,045,137 20,785,138 SEK 9/16/21 — (23,355)
Euro ............. JPHQ Sell 1,335,487 13,536,100 NOK 9/16/21 10,620 —
Euro ............. JPHQ Sell 1,296,662 13,824,100 NOK 9/20/21 89,833 —
Japanese Yen ...... MSCO Buy 6,285,774,700 60,935,831 9/21/21 — (4,069,370)
Japanese Yen ...... MSCO Sell 1,728,000,000 15,904,136 9/21/21 271,179 —
Euro ............. DBAB Sell 3,507,563 35,502,500 NOK 9/22/21 21,570 —
Euro ............. DBAB Sell 661,727 6,689,000 NOK 9/30/21 2,894 —
Euro ............. JPHQ Sell 11,889,369 120,073,113 NOK 9/30/21 39,212 —
Euro ............. HSBK Sell 2,803,568 353,684,074 JPY 10/25/21 — (101,192)
Japanese Yen ...... HSBK Sell 356,839,209 2,803,568 EUR 10/25/21 72,632 —

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

See Abbreviations on page 23.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Russian Ruble ..... DBAB Buy 182,569,600 2,405,993 12/15/21 $ — $ (74,457)
Total Forward Exchange Contracts ................................................... $3,669,036 $(9,593,131)
Net unrealized appreciation (depreciation) ............................................ $(5,924,095)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust

Quarterly Consolidated Statement of Investments
Notes to Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Templeton Global Balanced Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair valuation”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
At March 31, 2021, the Fund received $1,474,622 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At March 31, 2021, the Fund had 2.0% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Restricted Securities
At March 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
439,500 Aspirational Consumer Lifestyle Corp ............. 2/01/21 $ 4,395,000 $ 4,395,000
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 81,025 —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is 0.62% of Net Assets) ............. $4,479,475 $4,395,000
3. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:
8. Investments in FT Holdings Corporation IV (FT Subsidiary)
The Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware
Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. Prior to March 31, 2021, FT Subsidiary's investment, Turtle Bay Resort, liquidated and paid a final distribution. At March 31, 2021, other assets and liabilities of FT Subsidiary are reflected in the Fund's Consolidated
Statement of Investments. At March 31, 2021, the net assets of the FT Subsidiary were $5,297,450, representing 0.8% of the
Fund’s consolidated net assets.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,817 as of March 31, 2021.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $57,777,120 $50,894,388 $(62,881,643) $— $— $45,789,865 45,789,865 $382
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $8,762,000 $(8,762,000) $ — $ — $— — $26
Total Affiliated Securities .... $57,777,120 $59,656,388 $(71,643,643) $— $— $45,789,865 $408
6. Restricted Securities
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
A summary of inputs used as of March 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 1,070,875 $ — $ 1,070,875
China ............................... 2,153,318 20,942,063 — 23,095,381
Denmark ............................ — 3,814,135 — 3,814,135
France .............................. — 4,143,161 — 4,143,161
Germany ............................ — 35,295,687 — 35,295,687
Hong Kong ........................... — 12,238,103 — 12,238,103
India ................................ — 9,006,701 — 9,006,701
Ireland .............................. 7,348,500 — — 7,348,500
Japan ............................... — 38,510,194 — 38,510,194
Luxembourg .......................... — 7,942,998 — 7,942,998
Netherlands .......................... 9,722,709 5,624,654 — 15,347,363
Singapore ............................ — — 4,395,000 4,395,000
South Africa .......................... — — —
a
—
South Korea .......................... — 12,183,127 — 12,183,127
Spain ............................... — 4,722,019 — 4,722,019
Taiwan .............................. — 13,328,781 — 13,328,781
United Kingdom ....................... — 42,914,464 — 42,914,464
United States ......................... 204,084,019 — — 204,084,019
Corporate Bonds ........................ — — 10,077
a
10,077
Foreign Government and Agency Securities :
Argentina ............................ — — 12,936,229 12,936,229
Colombia ............................ — 7,039,649 — 7,039,649
Ecuador ............................. — 4,077,301 — 4,077,301
El Salvador ........................... — 98,750 — 98,750
Ghana .............................. — 12,199,213 — 12,199,213
India ................................ — 13,961,138 — 13,961,138
Indonesia ............................ — 19,394,418 — 19,394,418
Mexico .............................. — 23,071,496 — 23,071,496
South Korea .......................... — 55,572,392 — 55,572,392
Sri Lanka ............................ — 1,754,562 — 1,754,562
Supranational ......................... — 3,088,369 — 3,088,369
Turkey .............................. — 3,964,942 — 3,964,942
U.S. Government and Agency Securities ....... — 23,764,018 — 23,764,018
Options purchased ....................... 293,805 2,165,152 — 2,458,957
Short Term Investments ................... 45,789,865 29,819,495 720,869 76,330,229
Total Investments in Securities ........... $269,392,216 $411,707,857
b
$18,062,175 $699,162,248
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,669,036 $ — $ 3,669,036
Restricted Currency (ARS) ................. — — 166,901 166,901
Total Other Financial Instruments ......... $— $3,669,036 $166,901 $3,835,937
Receivables:
Interest (ARS) ........................... $— $— $416,022 $416,022
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 2,411,884 $ — $ 2,411,884
Forward exchange contracts ................ — 9,593,131 — 9,593,131
Total Other Financial Instruments ......... $— $12,005,015 $— $12,005,015
Payables:
Deferred Tax (ARS) ....................... $— $— $515 $515
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2021, are as follows:
a
Includes securities determined to have no value at March 31, 2021.
b
Includes foreign securities valued at $211,736,962, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Singapore ......... $ — $ 4,395,000 $ — $ — $ — $ — $ — $ — $ 4,395,000 $ —
South Africa ....... —
b
— — — — — — — —
b
—
Corporate Bonds :
South Africa ....... 8,631
b
849 — — — 155,538 — (154,941) 10,077
b
(154,941)
Foreign Government and
Agency Securities :
Argentina ......... 11,467,470 1,025,193 — — — 253,926 — 189,640 12,936,229 189,640
Short Term Investments . 761,069 180,647 (193,675) — — 7,632 2,971 (37,775) 720,869 (30,901)
Total Investments in Securities . $12,237,170 $5,601,689 $(193,675) $— $— $417,096 $2,971 $(3,076) $18,062,175 $3,798
Other Financial Instruments:
Restricted Currency (ARS)
$800 $1,598,847 $(1,430,269) $— $— $— $(2,782) $305 $166,901 $295
Receivables:
Interest (ARS) ......
$234,213 $1,357,929 $(1,176,822) $— $— $— $(808) $1,510 $416,022 $9,752
Liabilities:
Payables:
Investment Securities
Purchased (ARS) ....
$118,056 $— $(119,044) $— $— $— $988 $— $— $—
Deferred Tax (ARS) ....
$524 $— $— $— $— $— $— $(9) $515 $(9)
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks:
Singapore
..........
$4,395,000 Market comparables Discount rate 2.6% Decrease
Foreign Government and
Agency Securities:
Argentina
...........
12,936,229 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
b
Short Term Investments:
Argentina
...........
720,869 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
All Other
............
593,000
d,e
Liabilities:
All Other
............
515
e
Total
...............
$18,644,583
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes securities determined to have no value at March 31, 2021.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Templeton Global Balanced Fund
(continued)
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Selected Portfolio
ADR
American Depositary Receipt
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
PIK
Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
TRY
Turkish Lira
USD
United States Dollar
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.